Commitments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Commitments
Note 21: Commitments
Obligations Under the Terms of operating leases
As noted in Note 3.2 lease contracts, the application of IFRS 16 on January 1, 2019 led the
C
ompany to update the accounting principles relating to the accounting of operating leases, which are no longer considered recognized as off-balance
sheet commitments.
Obligations Under the Terms of Other Agreements
The Company signed with its bank CIC an acquisition contract of monetary market fund “SICAV
CM-CIC”
pledged as a guarantee for the ordinary rental agreements of the premises of Bagneux for an amount of €0.4 million.
A letter of credit has also been signed by the Company in April 2016 for $143 thousand to ensure the lease of its premises of its Summit (NJ) subsidiary. This credit note has been extended in 2017, 2018 and 2019.
A letter of credit
w
as also signed by the Company in May 2017 for $300 thousand to s ec
ure the lease of its premises of its New York subsidiary.
I
n 2015
,
the Company took a term deposit for a sum
 of €227 thousand over 3 years.
In addition, the Company has subscribed a €3,500 thousand term deposit with the CIC banking institution as collateral for a foreign exchange pledged security up to €50 million as at December 31, 2019 which remain ed
unused as at December 31, 2019.
As it has
sub-contracted
several important functions, the Company has been required to conclude, within the framework of its current operations, sub-contracting
contracts or short- or medium-term delegation contracts with various third parties, in France and abroad, which include various obligations that are usual in these circumstances.
Within the context of launching its clinical studies for Viaskin
™
Peanuts and Viaskin
™
Milk products, the Company signed agreements with several contract research organizations (CRO).
The ongoing studies amount globally to €116.2 million.
As of December 31, 2019, the amount remaining to pay as part of these contracts until year ended 2023 is €29.4 million.
On January 7, 2009, the Company entered into an assignment, development and co-ownership
agreement with Public Welfare-Hospitals of Paris (L’Assistance Publique—Hopitaux de Paris), or
AP-HP,
and Université Paris-Descartes, or UPD, by which the Company agreed to terms of co-
ownership with
AP-HP
and UPD of certain U.S. and foreign patents and patent applications, referred to herein as the shared patents. The Company, and any licensees or sublicensees the Company designates, have the exclusive right to commercial uses of the shared patents.
AP-HP
and UPD agreed to use the shared patents only for internal research purposes and not to license the shared patents to any third party. Upon commercialization of any product covered by the shared patents, which the Company expects would include its Viaskin
TM
product candidates, the Company will be obligated to pay
AP-HP
and UPD a percentage of net sales as a royalty. This royalty varies depending on the particular patent used in the product and is in the low single digits. Additionally, if the Company licenses any of the shared patents to a third party and a licensee commercializes products covered by such shared patents, the Company will be obligated to pay
AP-HP
and UPD a percentage in the low single digits of the money it receives from its licensee. If the Company does not sell any of its product candidates covered by the shared patents within 30 months from the date it first markets such product candidates,
AP-HP
may, upon six months’ notice and subject to certain exceptions, convert its exclusive right to the commercial use of the shared patents to a non-exclusive
right. Any party may terminate the license in the event of another party’s substantial breach which remains uncured after six months of receiving written notice of such breach. The agreement will also terminate in the event the Company ceases operations or is subject to a dissolution or bankruptcy proceedings. Absent early termination, the agreement will automatically terminate upon the expiration of the last shared patent. In the event the agreement is terminated, the Company would no longer have the exclusive right to commercial use of the shared patents, though it would retain its shared ownership rights. In addition, its ownership stake in certain jointly made improvements covered by the shared patents would survive termination of the agreement. The longest lived patent rights licensed to the Company under the agreement are currently expected to expire in 2033. To date, this agreement has not had an impact on the Company’s financial statements.